Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Current accounts	$ 114,193	$ 146,611
Time deposits (with original maturities of three months or less)	106,639	220,986
Ship management client accounts	181	14
Restricted cash	358	675
Total	221,371	368,286	$ 282,246	$ 367,269
Time deposits under short-term cash deposits	$ 10,000	$ 36,000